Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended	22 Months Ended	23 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
SP Funds 2030 Target Date Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		12.15%		9.88%
SP Funds 2030 Target Date Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	9.88%
SP Funds 2040 Target Date Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		23.59%		12.96%
SP Funds 2040 Target Date Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		24.20%	19.34%
SP Funds 2050 Target Date Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		22.72%		11.14%
SP Funds 2050 Target Date Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.28%
SP Funds S&P Global Technology ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		36.62%				37.19%
SP Funds S&P World (ex-US) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		21.82%			19.39%
Dow Jones Target 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.79%	8.68%	8.68%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	21.45%	20.28%	19.79%	22.91%	25.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%	6.16%	3.96%	6.56%
Dow Jones Target 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.56%	11.85%	13.68%
Dow Jones Target 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%	16.64%		16.36%
S&P Global 1200 Shariah Information Technology (Sector) Capped (USD) TR
Average Annual Return [Line Items]
Average Annual Return, Percent		41.44%				37.01%
S&P DM Ex-U.S. & EM 50/50 Shariah Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.29%			18.21%